Acquisitions and disposals - Disposals (Details) € in Millions			1 Months Ended	6 Months Ended
	Aug. 31, 2018 ₨ / shares	Mar. 20, 2017	Aug. 31, 2018 ₨ / shares	Sep. 30, 2018 EUR (€)	Apr. 01, 2018 EUR (€)	Mar. 31, 2018 EUR (€)
Disposals
Property, plant and equipment				€ (27,082)	€ (28,325)	€ (28,325)
Cash and cash equivalents				€ (6,962)	€ (4,674)	€ (4,674)
Vodafone Idea | Aditya Birla Group
Disposals
Ownership interest sold (as a percentage)	4.80%		4.80%
Idea
Disposals
Fair value per share | ₨ / shares	₨ 51.50		₨ 51.50
Vodafone Idea
Disposals
Proportion of ownership interest				45.20%
Vodafone India (excluding interest in Indus Towers)
Disposals
Proportion of ownership interest		42.00%
Loss on disposal				€ 1,276
Foreign exchange loss				2,079
Other intangible assets				(6,138)
Property, plant and equipment				(3,091)
Trade and other receivables				(1,572)
Other investments				(6)
Cash and cash equivalents				(751)
Current and deferred taxation				(2,790)
Short and long-term borrowings				7,896
Trade and other payables				1,669
Provisions				720
Net assets contributed into Vodafone Idea				(4,063)
Fair value of investment in Vodafone Idea				2,467
Net cash proceeds arising from the transaction				320
Other effects				(2,144)
Net loss on formation of Vodafone Idea				(3,420)
Loss on re-measurement of retained interest				€ 603